Parent Company Statements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash	$ 42,183,310	$ 19,803,079	$ 40,571,673	$ 33,741,416
Other assets	23,199,320	17,545,287
Total Assets	742,484,608	681,391,438
Liabilities and stockholders’ equity:
Other liabilities	13,532,564	14,086,827
Stockholders’ equity	90,643,904	92,981,001
Total Liabilities and Stockholders' Equity	742,484,608	681,391,438
Oneida Financial Corp.
Assets:
Cash	5,237,387	5,507,955	5,112,909	8,556,062
Investments in and advances to subsidiary	85,746,512	87,726,780
ESOP loan receivable	144,878	356,893
Other assets	531,118	514,382
Due from related parties	133,515	0
Total Assets	91,793,410	94,106,010
Liabilities and stockholders’ equity:
Other liabilities	1,091,006	1,066,009
Stockholders’ equity	90,702,404	93,040,001
Total Liabilities and Stockholders' Equity	$ 91,793,410	$ 94,106,010